Fair value of purchased MSRs, their related valuation assumptions and sensitivity to immediate changes in those assumptions (Detail) (Residential Mortgage, Purchased Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage | Purchased Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Interests Continued To Be Held By Transferor Fair Value	$ 51,703	$ 52,043
Weighted average life (in years)	11 years 0 months 0 days	14 years 6 months 0 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	9.10%	6.90%
Impact on fair value of 10% adverse change	(2,350)	(1,887)
Impact on fair value of 20% adverse change	(4,024)	(3,303)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	11.40%	11.40%
Impact on fair value of 10% adverse change	(2,516)	(2,376)
Impact on fair value of 20% adverse change	$ (4,317)	$ (4,214)